Significant accounting policies - Classification and measurement of SEK's financial assets and liabilities (Details) - SEK SEK in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount of financial assets	SEK 258,678	SEK 258,657	SEK 292,968
Carrying amount of financial liabilities	243,401	243,353	277,286
Carrying amount of liabilities		243,398
Reclassification of financial assets	44,189
Financial assets, ECL	21
Financial liabilities, ECL	3
Other financial liabilities
Carrying amount of financial liabilities		159,095
AMC
Carrying amount of financial liabilities	159,095
Assets at fair value through profit or loss (FVO)
Carrying amount of financial assets		113
FVTPL
Carrying amount of financial assets	113
Reclassification of financial assets	113
Borrowings from credit institutions | Other financial liabilities
Carrying amount of financial liabilities		2,317
Borrowings from credit institutions | AMC
Carrying amount of financial liabilities	2,317
Borrowing from the public | Other financial liabilities
Carrying amount of financial liabilities		0
Borrowing from the public | AMC
Carrying amount of financial liabilities	0
Senior securities issued
Carrying amount of financial liabilities		222,516	249,192
Senior securities issued | Financial liabilities at fair value through profit or loss (FVO)
Carrying amount of financial liabilities		63,421
Senior securities issued | FVTPL
Carrying amount of financial liabilities	63,421
Derivatives - net
Carrying amount of financial liabilities		16,480	22,072
Derivatives - net | Financial liabilities at fair value through profit or loss (FVO)
Carrying amount of financial liabilities		16,480
Derivatives - net | FVTPL
Carrying amount of financial liabilities	16,480
Subordinated securities issued
Carrying amount of financial liabilities		2,040	2,266
Subordinated securities issued | Other financial liabilities
Carrying amount of financial liabilities		2,040
Subordinated securities issued | AMC
Carrying amount of financial liabilities	2,040
Provisions
Carrying amount of financial liabilities	48	45
Financial liabilities, ECL	3
Cash and cash equivalents
Carrying amount of financial assets		1,231	7,054
Cash and cash equivalents | Loans and receivable
Carrying amount of financial assets		1,231
Cash and cash equivalents | AMC
Carrying amount of financial assets	1,231
Financial assets, ECL	0
Treasuries/government bonds
Carrying amount of financial assets		4,382	3,687
Treasuries/government bonds | Available-for-sale assets
Carrying amount of financial assets		4,382
Treasuries/government bonds | FVTPL
Carrying amount of financial assets	4,382
Reclassification of financial assets	4,382
Other interest-bearing securities except loans
Carrying amount of financial assets		39,807	49,901
Other interest-bearing securities except loans | Available-for-sale assets
Carrying amount of financial assets		39,694
Other interest-bearing securities except loans | FVTPL
Carrying amount of financial assets	39,694
Reclassification of financial assets	39,694
Loans in the form of interest-bearing securities
Carrying amount of financial assets		41,125	46,222
Loans in the form of interest-bearing securities | Loans and receivable
Carrying amount of financial assets		41,125
Loans in the form of interest-bearing securities | AMC
Carrying amount of financial assets	41,108
Financial assets, ECL	(17)
Loans to credit institutions
Carrying amount of financial assets		23,198	26,190
Loans to credit institutions | Loans and receivable
Carrying amount of financial assets		23,198
Loans to credit institutions | AMC
Carrying amount of financial assets	23,196
Financial assets, ECL	(2)
Loans to the public
Carrying amount of financial assets		141,111	147,909
Loans to the public | Loans and receivable
Carrying amount of financial assets		141,111
Loans to the public | AMC
Carrying amount of financial assets	141,151
Financial assets, ECL	40
Derivatives - net
Carrying amount of financial assets		7,803	SEK 12,005
Derivatives - net | Assets at fair value through profit or loss (FVO)
Carrying amount of financial assets		SEK 7,803
Derivatives - net | FVTPL
Carrying amount of financial assets	SEK 7,803